Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures
Schedule of the Company's fair value hierarchy for recurring basis assets and liabilities

	December 31, 2014
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$19,475	$0		$19,475		$0
State, municipalities and political subdivisions	45,788	0		45,788		0
Foreign governments	21,824	0		21,824		0
Asset-backed	734	0		734		0
Commercial mortgage-backed	3,896	0		3,694		202
Residential mortgage-backed	72,026	0		72,026		0
Corporate	2,514,945	0		2,492,920		22,025
Equity securities:
Common stocks	414	414		0		0
Non-redeemable preferred stocks	135,332	0		134,332		1,000
Short-term investments	64,104	61,150	(b)	2,954	(c)	0
Collateral held/pledged under securities agreements	33,541	30,315	(b)	3,226	(c)	0
Cash equivalents	1	1	(b)	0		0
Other assets	692	0		0		692	(d)
Assets held in separate accounts	1,683,739	1,645,964	(a)	37,775	(c)	0
Total financial assets	$4,596,511	$1,737,844		$2,834,748		$23,919

Financial Liabilities
Liabilities related to separate accounts	$1,683,739	$1,645,964	(a)	$37,775	(c)	$0

	December 31, 2013
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$22,831	$0		$22,831		$0
State, municipalities and political subdivisions	48,544	0		48,544		0
Foreign governments	24,453	0		24,453		0
Asset-backed	851	0		851		0
Commercial mortgage-backed	5,537	0		5,238		299
Residential mortgage-backed	77,742	0		76,858		884
Corporate	2,412,526	0		2,389,402		23,124
Equity securities:
Common stocks	418	418		0		0
Non-redeemable preferred stocks	99,848	0		98,400		1,448
Short-term investments	64,457	64,407	(b)	50		0
Collateral held/pledged under securities agreements	32,832	29,678	(b)	3,154	(c)	0
Cash equivalents	10,501	10,501	(b)	0		0
Other assets	2,016	0		0		2,016	(d)
Assets held in separate accounts	1,714,839	1,660,079	(a)	54,760	(c)	0
Total financial assets	$4,517,395	$1,765,083		$2,724,541		$27,771

Financial Liabilities
Liabilities related to separate accounts	$1,714,839	$1,660,079	(a)	$54,760	(c)	$0

(a)	Mainly includes mutual funds.
(b)	Mainly includes money market funds.
(c)	Mainly includes fixed maturity securities.
(d)	Mainly includes the Consumer Price Index Cap Derivatives (“CPI Caps”).

Summary of the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value

	Year Ended December 31, 2014
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings (1)	Net unrealized (losses) gains included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed Maturity Securities
Commercial mortgage-backed	$299	$0	$(9)	$0	$(88)	$0	$0	$202
Residential mortgage-backed	884	0	0	0	0	0	(884)	0
Corporate	23,124	(117)	471	4,733	(1,653)	217	(4,750)	22,025
Equity Securities
Non-redeemable preferred stocks	1,448	134	(134)	0	(448)	0	0	1,000
Other assets	2,016	(1,324)	0	0	0	0	0	692
Total level 3 assets	$27,771	$(1,307)	$328	$4,733	$(2,189)	$217	$(5,634)	$23,919

	Year Ended December 31, 2013
	Balance, beginning of period	Total (losses) gains (realized/ unrealized) included in earnings (1)	Net unrealized losses included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed Maturity Securities
Foreign governments	$569	$0	$(17)	$0	$0	$0	$(552)	$0
Commercial mortgage-backed	638	5	(11)	0	(333)	0	0	299
Residential mortgage-backed	1,141	(8)	(26)	0	(223)	0	0	884
Corporate	32,376	1,462	(1,803)	1,597	(4,700)	2,085	(7,893)	23,124
Equity Securities
Non-redeemable preferred stocks	10	7	(81)	2,306	(1,173)	389	(10)	1,448
Other assets	5,110	(3,094)	0	0	0	0	0	2,016
Total level 3 assets	$39,844	$(1,628)	$(1,938)	$3,903	$(6,429)	$2,474	$(8,455)	$27,771

(1)	Included as part of net realized gains on investments in the consolidated statement of operations.
(2)	Included as part of change in unrealized gains on securities in the consolidated statement of comprehensive income.
(3)	Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Schedule of carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value

	December 31, 2014
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$499,814	$569,754	$0	$0	$569,754
Policy loans	11,663	11,663	11,663	0	0
Other investments	944	944	0	0	944
Total financial assets	$512,421	$582,361	$11,663	$0	$570,698

Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$227,240	$255,472	$0	$0	$255,472
Obligation under securities agreements	42,941	42,941	42,941	0	0
Total financial liabilities	$270,181	$298,413	$42,941	$0	$255,472

	December 31, 2013
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$562,368	$632,820	$0	$0	$632,820
Policy loans	12,461	12,461	12,461	0	0
Total financial assets	$574,829	$645,281	$12,461	$0	$632,820

Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$236,508	$250,660	$0	$0	$250,660
Obligation under securities agreements	42,229	42,229	42,229	0	0
Total financial liabilities	$278,737	$292,889	$42,229	$0	$250,660

(1) Only the fair value of the Company’s policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.